Annual Total Returns (Total Bond Market Index Portfolio - Total Bond Market Index Portfolio Annuity) (Total Bond Market Index Portfolio, Total Bond Market Index Portfolio - Total Bond Market Index Portfolio)
18 Months Ended
Jun. 30, 2013
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Annual Total Return
2012	4.02%
2011	7.65%
2010	6.50%
2009	5.94%
2008	5.23%
2007	6.89%
2006	4.40%
2005	2.40%
2004	4.20%
2003	4.02%